BASIS OF PREPARATION	12 Months Ended
Dec. 31, 2025
BASIS OF PREPARATION
BASIS OF PREPARATION

2.BASIS OF PREPARATION

(a)	Statement of compliance and basis of presentation

We have prepared these consolidated financial statements of the Company in accordance with IFRS Accounting Standards as issued by the International Accounting Standards Board (“IASB”).

The consolidated financial statements have been prepared on a historical cost basis, except for certain financial instruments that are measured at fair values at the end of each reporting period, as explained in the material accounting policies herein (note 30). These consolidated financial statements are presented in United States dollars.

On March 19, 2026, the Board of Directors approved these consolidated financial statements for issuance.

(b)	Material accounting policies and significant accounting judgements and estimates

Our material accounting policies information is provided in note 30. The significant accounting judgements we applied and the significant accounting estimates we used are outlined in note 32.

(c)	Basis of consolidation

These consolidated financial statements include the accounts of the Company and its subsidiaries, all of which are wholly owned. Where necessary, we have made adjustments to the financial statements of subsidiaries to bring their accounting policies in line with the accounting policies of the consolidated group. We have eliminated all intercompany transactions, balances, revenues, and expenses upon consolidation.

Subsidiaries are included in the consolidated financial results of the Company from the effective date of acquisition or control and up to the effective date of disposition or loss of control. Control is achieved when the Company has power over the investee, is exposed to or has rights to variable returns from its involvement with an investee and has the ability to affect those returns through its power over the investee. Orla Mining Ltd. is the ultimate parent entity of the group. At December 31, 2025 and 2024, the main operating subsidiaries of the Company, their geographic locations, and the ownership interests held by the Company, were as follows:

		Ownership at December 31
Name	Principal activity	2025	2024	Location
Musselwhite Mine Ltd.	Production	100%	—	Canada
Minera Camino Rojo SA de CV	Production	100%	100%	Mexico
Gold Standard Ventures (US) Inc.	Exploration	100%	100%	USA
Minera Cerro Quema SA	Exploration	100%	100%	Panama